Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable and accrued liabilities

9.       Accounts payable and accrued liabilities

	January 31, 2026	July 31, 2025
Accounts payable	$1,356,666	$1,113,372
Accrued liabilities	6,345,889	7,059,064
Excise taxes payable	2,410,973	2,410,973
Income taxes payable	99,256	99,256
	10,212,784	10,682,665
Accounts payable, related parties	66,068	271,919
Accrued liabilities, related parties	24,250	523,071
	$10,303,102	$11,477,655

8.      Accounts payable and accrued liabilities

	July 31, 2025	July 31, 2024
Accounts payable	$1,113,372	$5,503,968
Accrued liabilities	7,059,064	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$10,682,665	$6,097,902
Accounts payable, related parties	271,919	145,149
Accrued liabilities, related parties	523,071	332,923
	$11,477,655	$6,575,974